Leases - Future Lease Payments Under Finance Leases (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2025	$ 1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	0
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$ 6,990